Shareholders’ Equity (Details Narrative) - USD ($)					12 Months Ended
	Jul. 17, 2025	Jul. 16, 2025	Oct. 23, 2024	Jan. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Oct. 22, 2024	Jan. 03, 2024
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000,000		50,000,000,000	50,000,000,000		500,000,000	500,000,000
Ordinary shares, shares outstanding		13,750,000	10,000,000		13,750,000	10,000,000		100,000	1
Ordinary shares, par value		$ 0.000001	$ 0.000001	$ 0.0001	$ 0.000001	$ 0.000001		$ 0.0001	$ 0.0001
Number of shares were issued				99,999
Number of shares were allotted, value				$ 10	$ 12,311,950
Reserve stock split, description			1-to-100
Ordinary shares, shares issued		13,750,000	10,000,000		13,750,000	10,000,000		100,000
Deferred IPO costs						$ 557,183
Deferred IPO cost charged to additional paid-in capital					$ 2,688,050
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares were issued	562,500	3,750,000
Share price per share	$ 4.00	$ 4.00
Proceeds from issuance initial public offering	$ 13,355,628
Underwriting discounts and offering expenses	1,644,372
Gross proceeds	$ 15,000,000